Post employment benefits - Analysis of net assets/(deficit) (Details) - EUR (€) € in Millions		Mar. 31, 2026	Mar. 31, 2025
Net surplus is analysed as:
Assets		€ 288	€ 242
Liabilities		(206)	(187)
Defined Benefit Pension Plan
Analysis of net surplus:
Assets		4,739	4,854
Present value of plan liabilities		(4,561)	(4,722)
Net surplus for funded plans		82	55
Net surplus		82	55
Net surplus is analysed as:
Assets	[1]	288	242
Liabilities		(206)	(187)
Defined Benefit Pension Plan | Funded plans
Analysis of net surplus:
Net surplus for funded plans		178	132
Net surplus		178	132
Defined Benefit Pension Plan | Unfunded plans
Analysis of net surplus:
Present value of plan liabilities		(96)	(77)
CWW section
Analysis of net surplus:
Assets		1,529	1,640
Present value of plan liabilities		(1,452)	(1,550)
Net surplus for funded plans	[2]	77	90
Net surplus	[2]	77	90
Vodafone section
Analysis of net surplus:
Assets		1,781	1,805
Present value of plan liabilities		(1,681)	(1,750)
Net surplus for funded plans	[2]	100	55
Net surplus	[2]	€ 100	€ 55

[1]	All net surpluses are reported as non-current assets in the consolidated statement of financial position. Pension assets are deemed to be recoverable and there are no adjustments in respect of minimum funding requirements as economic benefits are available to the Group either in the form of future refunds or, for plans still open to benefit accrual, in the form of possible reductions in future contributions.
[2]	All net surpluses are reported as non-current assets in the consolidated statement of financial position.